Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.0%
AerSale Corp.* 17,025 $ 158,332
Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.* 38,739 3,257,563
Forward Air Corp. 8,519 377,647
Hub Group, Inc. - Class A* 20,714 937,930
4,573,140
Automobile Components - 0.3%
Fox Factory Holding Corp.* 3,738 235,643
LCI Industries 2,232 248,377
Patrick Industries, Inc. 1,951 195,861
Phinia , Inc. 4,112 124,347
XPEL, Inc.* 2,435 130,151
934,379
Banks - 3.5%
Amalgamated Financial Corp. 8,302 220,501
Bancorp, Inc. (The)* 14,666 640,024
Bridgewater Bancshares, Inc.* 7,635 95,514
Business First Bancshares, Inc. 6,921 156,069
Byline Bancorp, Inc. 11,943 260,835
Capstar Financial Holdings, Inc. 5,649 102,755
Coastal Financial Corp.* 3,633 144,957
CrossFirst Bankshares , Inc.* 13,461 190,069
Customers Bancorp, Inc.* 8,586 458,836
Dime Community Bancshares, Inc. 10,608 241,968
Enterprise Financial Services Corp. 10,217 425,334
Esquire Financial Holdings, Inc. 2,237 111,537
Fidelity D&D Bancorp, Inc. 1,553 77,246
First Bank 6,885 94,600
First Foundation, Inc. 15,406 146,665
First Western Financial, Inc.* 2,601 44,347
Five Star Bancorp
#
4,709 112,215
FNCB Bancorp, Inc. 5,377 34,951
HomeTrust Bancshares, Inc. 4,743 128,772
Independent Bank Corp. 5,689 144,728
Investar Holding Corp. 2,653 47,489
John Marshall Bancorp, Inc.
#
3,852 73,188
MainStreet Bancshares, Inc. 2,047 37,910
Metropolitan Bank Holding Corp.* 3,021 146,488
Midland States Bancorp, Inc. 5,879 154,383
Northeast Bank 2,277 124,848
Northeast Community Bancorp, Inc. 3,866 66,611
Norwood Financial Corp.
#
2,197 60,176
Old Second Bancorp, Inc. 12,205 166,232
OP Bancorp 4,076 44,469
Orange County Bancorp, Inc.
#
1,540 74,752
Origin Bancorp, Inc. 8,443 257,512
Pathward Financial, Inc. 7,100 367,638
Plumas Bancorp 1,598 56,377
Preferred Bank 4,071 292,461
ServisFirst Bancshares, Inc. 14,884 999,312
SmartFinancial , Inc. 4,636 107,833
Southern States Bancshares, Inc. 2,406 61,497
Stock Yards Bancorp, Inc. 8,059 400,693

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Banks - (continued)
Summit Financial Group, Inc. 4,019 $ 113,698
Triumph Financial, Inc.* 6,366 449,758
UMB Financial Corp. 13,268 1,094,610
Unity Bancorp, Inc. 2,744 75,158
Western Alliance Bancorp 29,933 1,914,515
11,019,531
Beverages - 1.2%
Coca-Cola Consolidated, Inc. 3,371 2,903,745
MGP Ingredients, Inc. 8,864 752,997
3,656,742
Biotechnology - 0.5%
Catalyst Pharmaceuticals, Inc.* 117,879 1,697,458
Building Products - 3.6%
Advanced Drainage Systems, Inc. 25,874 3,374,487
CSW Industrials, Inc. 5,163 1,092,336
PGT Innovations, Inc.* 18,939 780,666
Quanex Building Products Corp. 10,973 342,577
Simpson Manufacturing Co., Inc. 14,171 2,564,809
Tecnoglass , Inc. 15,665 720,747
UFP Industries, Inc. 20,525 2,328,561
11,204,183
Capital Markets - 2.4%
Bridge Investment Group Holdings, Inc. - Class A 9,330 91,247
Hamilton Lane, Inc. - Class A 10,554 1,223,631
Interactive Brokers Group, Inc. - Class A 29,263 2,597,091
Open Lending Corp. - Class A* 32,715 240,128
PJT Partners, Inc. - Class A 6,626 637,223
Silvercrest Asset Management Group, Inc. - Class A 2,537 42,317
Stifel Financial Corp. 27,889 2,034,503
Victory Capital Holdings, Inc. - Class A 18,037 608,388
7,474,528
Chemicals - 3.1%
Hawkins, Inc. 10,441 695,057
Origin Materials, Inc.
#
,* 71,614 42,252
Westlake Corp.
#
63,893 8,839,597
9,576,906
Commercial Services & Supplies - 3.3%
Driven Brands Holdings, Inc.* 54,432 713,603
Rollins, Inc. 160,748 6,961,996
Tetra Tech, Inc. 17,683 2,797,097
10,472,696
Communications Equipment - 0.1%
Clearfield, Inc.
#
,* 13,057 328,906
Construction & Engineering - 2.4%
Ameresco, Inc. - Class A* 11,361 232,105
Comfort Systems USA, Inc. 11,861 2,579,412
MYR Group, Inc.* 5,546 797,792
Sterling Infrastructure, Inc.* 10,237 768,799
WillScot Mobile Mini Holdings Corp.* 63,635 3,009,935
7,388,043
Construction Materials - 1.3%
Eagle Materials, Inc. 17,395 3,936,141

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings, Inc.* 53,723 $ 3,456,538
Ingles Markets, Inc. - Class A 5,849 492,778
Maplebear , Inc.
#
,* 112,861 2,761,709
6,711,025
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc. 13,711 341,541
Electric Utilities - 0.3%
NRG Energy, Inc. 14,229 754,706
Otter Tail Corp. 2,625 237,353
992,059
Electrical Equipment - 1.3%
Atkore, Inc.* 12,393 1,890,304
Encore Wire Corp. 5,239 1,181,395
Preformed Line Products Co. 1,622 198,290
Shoals Technologies Group, Inc. - Class A* 56,420 743,051
4,013,040
Electronic Equipment, Instruments & Components - 6.9%
Badger Meter, Inc. 25,136 3,619,333
Fabrinet* 31,118 6,644,004
Insight Enterprises, Inc.* 27,903 5,154,800
Littelfuse , Inc. 21,329 5,159,485
Napco Security Technologies, Inc. 31,486 1,094,139
21,671,761
Energy Equipment & Services - 0.2%
Atlas Energy Solutions, Inc. 21,803 378,718
ProFrac Holding Corp. - Class A
#
,* 34,733 274,738
653,456
Entertainment - 0.7%
Madison Square Garden Entertainment Corp.* 9,784 326,199
TKO Group Holdings, Inc. 19,864 1,662,418
Vivid Seats, Inc. - Class A* 26,680 153,143
2,141,760
Financial Services - 0.5%
International Money Express, Inc.* 9,523 196,174
Merchants Bancorp 11,819 516,963
NMI Holdings, Inc. - Class A* 22,164 707,475
1,420,612
Food Products - 1.1%
Darling Ingredients, Inc.* 64,255 2,782,241
Mama's Creations, Inc.* 15,021 64,741
WK Kellogg Co. 34,471 447,778
3,294,760
Ground Transportation - 2.6%
ArcBest Corp. 7,856 935,885
Landstar System, Inc. 11,938 2,288,754
Marten Transport Ltd. 26,989 499,297
PAM Transportation Services, Inc.* 7,299 151,162
Saia, Inc.* 8,816 3,972,313
Universal Logistics Holdings, Inc. 8,719 266,104
8,113,515
Health Care Equipment & Supplies - 5.9%
iRadimed Corp. 14,129 585,082
QuidelOrtho Corp.* 73,887 5,061,998

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Semler Scientific, Inc.* 7,594 $ 336,338
Shockwave Medical, Inc.* 40,800 9,231,000
STAAR Surgical Co.* 53,975 1,511,840
UFP Technologies, Inc.* 8,445 1,423,067
Zynex , Inc.* 37,464 443,574
18,592,899
Health Care Providers & Services - 5.6%
AdaptHealth Corp. - Class A* 150,788 1,088,689
AMN Healthcare Services, Inc.* 41,785 3,092,508
Cross Country Healthcare, Inc.* 38,859 825,754
DocGo , Inc.* 114,841 424,912
Ensign Group, Inc. (The) 62,458 7,071,495
Fulgent Genetics, Inc.
#
,* 32,760 805,568
Joint Corp. (The)* 16,287 158,961
Progyny, Inc.* 105,971 4,036,435
17,504,322
Health Care Technology - 1.1%
Doximity , Inc. - Class A* 130,657 3,521,206
Hotels, Restaurants & Leisure - 0.3%
Bowlero Corp. - Class A
#
,* 8,171 88,329
ONE Group Hospitality, Inc. (The)* 2,743 12,069
Wingstop , Inc. 2,595 729,480
Xponential Fitness, Inc. - Class A* 2,710 29,973
859,851
Household Durables - 1.9%
Cavco Industries, Inc.* 735 243,961
Century Communities, Inc. 2,802 242,933
Dream Finders Homes, Inc. - Class A* 2,896 95,191
Green Brick Partners, Inc.* 4,003 208,836
Installed Building Products, Inc. 2,508 488,684
KB Home 6,999 417,070
Landsea Homes Corp.* 3,315 41,736
Legacy Housing Corp.* 2,141 50,592
Lovesac Co. (The)* 1,356 31,405
M/I Homes, Inc.* 2,457 313,071
MDC Holdings, Inc. 6,588 412,277
Meritage Homes Corp. 3,215 532,436
Skyline Champion Corp.* 5,081 347,947
Taylor Morrison Home Corp. - Class A* 9,483 494,444
Toll Brothers, Inc. 9,488 942,633
TopBuild Corp.* 2,804 1,035,041
5,898,257
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc.* 9,025 62,363
Industrial REITs - 0.6%
Innovative Industrial Properties, Inc. 2,481 231,304
Plymouth Industrial REIT, Inc. 3,960 87,674
Rexford Industrial Realty, Inc. 18,481 971,916
Terreno Realty Corp. 7,434 444,033
1,734,927
Insurance - 2.0%
F&G Annuities & Life, Inc. 34,315 1,538,684
Hagerty, Inc. - Class A* 23,097 185,931

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Kinsale Capital Group, Inc. 6,335 $ 2,518,606
Palomar Holdings, Inc.* 6,759 404,661
RLI Corp. 12,475 1,701,216
6,349,098
Interactive Media & Services - 0.8%
Cargurus , Inc. - Class A* 22,930 532,893
Shutterstock, Inc. 8,504 399,433
ZipRecruiter, Inc. - Class A* 17,491 243,475
ZoomInfo Technologies, Inc. - Class A* 92,867 1,489,586
2,665,387
IT Services - 1.4%
DigitalOcean Holdings, Inc.
#
,* 73,666 2,484,018
Perficient, Inc.* 29,780 2,028,911
4,512,929
Leisure Products - 0.2%
Brunswick Corp. 6,073 489,970
Life Sciences Tools & Services - 9.6%
Charles River Laboratories International, Inc.* 43,949 9,505,290
Maravai LifeSciences Holdings, Inc. - Class A* 146,135 847,583
Medpace Holdings, Inc.* 31,994 9,328,810
Repligen Corp.* 55,080 10,432,152
30,113,835
Machinery - 2.0%
Kadant , Inc. 3,887 1,111,682
Mueller Industries, Inc. 37,694 1,809,312
Toro Co. (The) 34,610 3,200,733
Velo3D, Inc.
#
,* 66,957 20,991
6,142,718
Marine Transportation - 0.4%
Matson, Inc. 11,598 1,299,324
Media - 0.5%
Nexstar Media Group, Inc. - Class A 8,082 1,436,252
PubMatic, Inc. - Class A* 9,896 150,221
1,586,473
Metals & Mining - 1.6%
Alpha Metallurgical Resources, Inc. 6,623 2,644,166
MP Materials Corp.* 88,650 1,401,556
Ramaco Resources, Inc. - Class A
#
25,843 487,916
Ryerson Holding Corp. 17,030 584,470
5,118,108
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AFC Gamma, Inc. 5,785 67,453
Chicago Atlantic Real Estate Finance, Inc. 5,183 82,254
Sachem Capital Corp. 12,695 45,575
195,282
Oil, Gas & Consumable Fuels - 1.3%
Callon Petroleum Co.* 14,776 474,605
Civitas Resources, Inc. 20,802 1,348,178
Crescent Energy Co. - Class A
#
19,307 213,342
Granite Ridge Resources, Inc.
#
28,967 158,739
HighPeak Energy, Inc.
#
27,995 382,132
Matador Resources Co. 25,981 1,426,097
VAALCO Energy, Inc. 22,877 97,456

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Vitesse Energy, Inc. 6,373 $ 133,897
4,234,446
Personal Care Products - 1.2%
Beauty Health Co. (The)* 52,777 154,637
BellRing Brands, Inc.* 52,798 2,918,146
Medifast , Inc. 4,382 239,476
Olaplex Holdings, Inc.* 263,613 593,129
3,905,388
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc.* 52,975 2,826,746
Professional Services - 4.9%
CBIZ, Inc.* 16,549 1,053,509
Concentrix Corp. 22,116 1,965,449
CRA International, Inc. 2,325 249,333
DLH Holdings Corp.* 4,599 72,204
ExlService Holdings, Inc.* 54,765 1,713,049
Exponent, Inc. 16,809 1,482,386
FTI Consulting, Inc.* 11,791 2,259,273
Heidrick & Struggles International, Inc. 6,673 199,990
Insperity, Inc. 12,378 1,419,633
Paylocity Holding Corp.* 18,656 2,955,297
TriNet Group, Inc.* 16,771 1,906,863
15,276,986
Semiconductors & Semiconductor Equipment - 7.3%
ACM Research, Inc. - Class A* 47,600 819,672
Amkor Technology, Inc. 210,507 6,664,652
Diodes, Inc.* 39,346 2,648,773
Navitas Semiconductor Corp. - Class A* 152,851 875,836
Onto Innovation, Inc.* 42,038 6,789,137
Photronics , Inc.* 53,568 1,565,257
Power Integrations, Inc. 48,699 3,650,477
23,013,804
Software - 3.9%
CoreCard Corp.
#
,* 7,210 87,241
Digital Turbine, Inc.* 86,735 467,502
Qualys, Inc.* 31,506 5,959,990
SPS Commerce, Inc.* 31,432 5,777,201
12,291,934
Specialized REITs - 0.1%
National Storage Affiliates Trust 7,269 271,497
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc. 6,579 412,701
Arhaus , Inc. - Class A* 4,671 54,604
Asbury Automotive Group, Inc.* 1,816 379,653
AutoNation, Inc.* 3,753 524,144
Boot Barn Holdings, Inc.* 2,672 191,689
Dick's Sporting Goods, Inc. 5,135 765,475
Five Below, Inc.* 4,916 882,225
Floor & Decor Holdings, Inc. - Class A* 9,408 946,069
Group 1 Automotive, Inc. 1,220 317,273
Hibbett, Inc. 1,090 72,649
Lazydays Holdings, Inc.
#
,* 1,229 6,034
Lithia Motors, Inc. - Class A 2,428 715,896

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
MarineMax , Inc.* 1,950 $ 54,600
OneWater Marine, Inc. - Class A* 1,258 31,739
Penske Automotive Group, Inc. 5,932 880,131
Revolve Group, Inc. - Class A* 3,476 50,089
RH* 1,623 411,398
Williams-Sonoma, Inc. 5,662 1,094,974
7,791,343
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.* 5,345 542,410
Figs, Inc. - Class A
#
,* 14,189 81,729
624,139
Trading Companies & Distributors - 4.5%
Applied Industrial Technologies, Inc. 12,871 2,271,217
BlueLinx Holdings, Inc.* 2,910 335,639
Boise Cascade Co. 13,146 1,780,757
Core & Main, Inc. - Class A* 57,424 2,372,185
Custom Truck One Source, Inc.* 80,618 527,242
GMS, Inc.* 13,478 1,134,309
Hudson Technologies, Inc.* 15,090 191,341
Karat Packaging, Inc. 6,619 159,650
SiteOne Landscape Supply, Inc.* 14,985 2,315,932
WESCO International, Inc. 16,961 2,943,073
14,031,345
Water Utilities - 0.2%
Essential Utilities, Inc. 17,216 617,366
Pure Cycle Corp.* 1,510 14,783
632,149
Total Common Stocks (cost $289,307,886) 313,321,240
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.4393%
∞
(cost $57,023) 56,985 57,019
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 5.2576%
£,∞
4,692,080 4,692,080
Time Deposits - 0.4%
Royal Bank of Canada, 5.3100%, 2/1/24 $ 1,141,300 1,141,300
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $5,833,380) 5,833,380
Total Investments (total cost $295,198,289 ) - 101.9% 319,211,639
Liabilities, net of Cash, Receivables and Other Assets - (1.9%) (5,830,981)
Net Assets - 100.0% $313,380,658

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 312,567,635 97.9%
Thailand 6,644,004 2.1
Total $ 319,211,639 100.0%
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investments Purchased with Cash Collateral from
Securities Lending - 1.9%
Investment Companies - 1.5%
Janus Henderson Cash Collateral
Fund LLC, 5.2576%
∞
$ 668,992 $ 12,903,690 $ (8,880,602) $ – $ – $ 4,692,080 $ 10,004
Δ

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2024.
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 313,321,240 $ — $ —
Investment Companies 57,019 — —
Investments Purchased with Cash Collateral from Securities
Lending — 5,833,380 —
Total Assets $ 313,378,259 $ 5,833,380 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70328 03-24